STOCK-BASED COMPENSATION	3 Months Ended
Mar. 31, 2012
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

6.     STOCK-BASED COMPENSATION

  The following summary sets out the activity with respect to the Company's outstanding stock options:

	Three Months Ended March 31, 2012
	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of period	8,959,051	C$62.88
Granted	3,228,000	36.96
Forfeited	90,000	60.30
Expired	449,150	48.09

Outstanding, end of period	11,647,901	C$56.29

Options exercisable at end of period	7,246,739	C$59.09

  For the three months ended March 31, 2012 and 2011, the Company estimated the fair value of options under the Black-Scholes option pricing model using the following weighted average assumptions:

	Three Months Ended March 31,
	2012	2011
Risk-free interest rate	1.23%	1.96%
Expected life of options (in years)	2.7	2.5
Expected volatility of Agnico-Eagle's share price	37.5%	34.6%
Expected dividend yield	2.17%	0.88%